Equity - Narrative (Details)	Jun. 30, 2024 vote $ / shares shares	Jun. 30, 2024 vote £ / shares shares	Dec. 31, 2023 shares
Class A Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)	2,939,538,003	2,939,538,003
Class A Shares | Total for all related parties
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,675,841,017	1,675,841,017
Class B Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)	1,727,474,164	1,727,474,164
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.01
Polestar Automotive Holding UK PLC ("Parent") | Class B Shares | Total for all related parties
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	0.01
Polestar Automotive Holding UK PLC ("Parent") | Class C-1 Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	0.10
Polestar Automotive Holding UK PLC ("Parent") | Class C-2 American Depositary Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.10
Polestar Automotive Holding UK PLC ("Parent") | Redeemable Preferred Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | £ / shares		£ 1.00
Number of shares issued (in shares)	50,000	50,000
Class A Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,060,461,997	2,060,461,997	467,976,748
Number of votes per share | vote	1	1
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	49,892,575	49,892,575	1,642,233,575
Number of votes per share | vote	10	10
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,499,965	20,499,965
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,500,000	4,500,000
Class C Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote	1	1